Fair Value of Financial Instruments - Carrying Values of Financial Instruments (Details) $ in Thousands	Mar. 31, 2024 CAD ($)
Accounts payable and accrued liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	$ 58,563
Lease liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	47,532
Derivative liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	2,309
Loans and borrowings
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	57,259
Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets	113,439
Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial Assets	65,782
Accounts receivable, excluding sales taxes and lease receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	41,440
Marketable securities
Disclosure of fair value measurement of assets [line items]
Financial Assets	4,036
Derivative assets
Disclosure of fair value measurement of assets [line items]
Financial Assets	760
Loans receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Lease receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	8,803
Amortized cost | Accounts payable and accrued liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	58,563
Amortized cost | Lease liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	47,532
Amortized cost | Derivative liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Amortized cost | Loans and borrowings
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	57,259
FVTPL | Accounts payable and accrued liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
FVTPL | Lease liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
FVTPL | Derivative liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	2,309
FVTPL | Loans and borrowings
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Amortized cost | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets	113,439
Amortized cost | Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial Assets	65,782
Amortized cost | Accounts receivable, excluding sales taxes and lease receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	41,440
Amortized cost | Marketable securities
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Amortized cost | Derivative assets
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Amortized cost | Loans receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Amortized cost | Lease receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	8,803
FVTPL | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
FVTPL | Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
FVTPL | Accounts receivable, excluding sales taxes and lease receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
FVTPL | Marketable securities
Disclosure of fair value measurement of assets [line items]
Financial Assets	4,036
FVTPL | Derivative assets
Disclosure of fair value measurement of assets [line items]
Financial Assets	760
FVTPL | Loans receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
FVTPL | Lease receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	$ 0